--------------------------------------------------------------------------------
              Income
           Total Return



             Semi-Annual
                Report





           March 31, 2000
            (Unaudited)

             [GRAPHIC]

         [LOGO] Countrywide
         ------------------
                Investments



                                                           Short Term Government
                                                                    Income Fund

                                                        Institutional Government
                                                                     Income Fund

                                                               Money Market Fund

                                                          Intermediate Bond Fund

                                                    Intermediate Term Government
                                                                     Income Fund

                                                 Adjustable Rate U.S. Government
                                                                 Securities Fund

--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================
Letter from the President .............................................        3

Statements of Assets and Liabilities ..................................      4-5

Statements of Operations ..............................................      6-7

Statements of Changes in Net Assets ...................................     8-10

Financial Highlights ..................................................    11-17

Notes to Financial Statements .........................................    18-22

Portfolios of Investments:

        Short Term Government Income Fund .............................       23

        Institutional Government Income Fund ..........................    24-25

        Money Market Fund .............................................    26-27

        Intermediate Bond Fund ........................................       28

        Intermediate Term Government Income Fund ......................       29

        Adjustable Rate U.S. Government Securities Fund ...............       30

Notes to Portfolios of Investments ....................................       31

Results of Special Meeting of Shareholders ............................       32

2 - Countrywide Investments

LETTER FROM THE PRESIDENT
================================================================================

                                                                 [PHOTO OMITTED]

Dear Fellow Shareholders:

We are pleased to present Countrywide Investment Trust's Semi-Annual report for the six months ended March 31, 2000. This report provides financial data and performance information for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund. These Funds represent the six taxable money market and bond products offered by the Countrywide Family of Funds.

The U.S. economy remains strong, despite numerous credit tightening steps by the Federal Reserve since last summer. We attribute this to record employment, modest inflation, increased industrial spending and unwavering consumer confidence. Markets have been extremely volatile so far in 2000, reminding investors that what goes up can go down just as quickly.

In the bond market, short-term interest rates continued to move higher pressured by actual and expected Federal Reserve actions. At the same time the Treasury's decision to retire long-term bonds, a repurchase with little historical precedent, caused much of the yield decline. This makes it difficult to discern investors' inflationary expectations and, therefore, the value priced into long-term Treasuries. Since bonds typically are priced relative to Treasury securities, the supply disruption resulting from Treasury repurchases caused spreads to widen in other bond sectors. In addition, some political concerns regarding agency securities have widened these spreads. Uncertainty about the durability of the expansion and potential leveraged buyouts also impacted spreads. Nevertheless, we see opportunities in such a market, especially in mortgage-backed securities, select high yield issues and municipal bonds.

On May 1, 2000 the Countrywide Family of Funds became part of the Touchstone Family of Funds*, with the expanded fund family retaining the Touchstone name. A reorganization of the Countrywide Intermediate Bond Fund into the Touchstone Bond Fund was completed. In addition, the Board of Trustees of the Countrywide Funds exercised its authority to terminate the public offering of shares of the Adjustable Rate U.S. Government Securities Fund and redeem all outstanding shares of the Fund. In making this decision, the Board of Trustees determined that failure to do so might have adverse consequences to the Fund's shareholders.

Touchstone shareholders can now meet their financial goals with a broader range of choices. In addition to the funds mentioned above, Touchstone taxable money market and bond funds include the High Yield Fund and the Bond Fund. Touchstone also offers U.S. and international equity funds, and tax-free bond funds and money market funds. Founded in 1994 and headquartered in Cincinnati, the Touchstone Family of Funds is part of The Western-Southern Enterprise,(R) a group of financial services companies whose heritage dates to 1888 and whose assets owned or under management exceed $26 billion.

We remain committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President

*The Touchstone Family of Funds is distributed by Touchstone Securities, Inc.# #A registered broker-dealer and member of the NASD/SIPC.

                                                     Countrywide Investments - 3

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)
==========================================================================================
                                                   SHORT TERM    INSTITUTIONAL      MONEY
                                                   GOVERNMENT     GOVERNMENT        MARKET
(000'S)                                            INCOME FUND    INCOME FUND        FUND
------------------------------------------------------------------------------------------
ASSETS
Investment securities:
        At acquisition cost ...................    $   31,107    $   26,725     $   28,353
                                                   =======================================
        At amortized cost .....................    $   31,043    $   26,732     $   28,345
                                                   =======================================
        At market value (Note 2) ..............    $   31,043    $   26,732     $   28,345
Repurchase agreements (Note 2) ................       113,602        21,293             --
Cash ..........................................           208            20             --
Interest receivable ...........................           470           427            246
Organization costs, net (Note 2) ..............            --            --              3
Receivable from affiliates (Note 4) ...........            --            --             12
Other assets ..................................            16             6             14
                                                   ---------------------------------------
TOTAL ASSETS ..................................       145,339        48,478         28,620
                                                   ---------------------------------------
LIABILITIES
Bank overdraft ................................            --            --             43
Dividends payable .............................             6            23              7
Payable to affiliates (Note 4) ................            91             8             13
Other accrued expenses and liabilities ........            21             5              9
                                                   ---------------------------------------
TOTAL LIABILITIES .............................           118            36             72
                                                   ---------------------------------------
NET ASSETS ....................................    $  145,221    $   48,442     $   28,548
                                                   =======================================
NET ASSETS CONSIST OF:
Paid-in capital ...............................    $  145,221    $   48,464     $   28,559
Accumulated net realized losses from
        security transactions .................            --           (22)           (11)
                                                   ---------------------------------------
NET ASSETS ....................................    $  145,221    $   48,442     $   28,548
                                                   =======================================
Shares of beneficial interest outstanding
        (unlimited number of shares authorized,
        no par value) (Note 5) ................       145,221        48,464         28,559
                                                   =======================================
Net asset value, offering price and redemption
        price per share (Note 2) ..............    $     1.00    $     1.00     $     1.00
                                                   =======================================

See accompanying notes to financial statements.

4 - Countrywide Investments

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)
==========================================================================================
                                                                                ADJUSTABLE
                                                                INTERMEDIATE     RATE U.S.
                                                  INTERMEDIATE      TERM        GOVERNMENT
                                                       BOND      GOVERNMENT     SECURITIES
(000'S)                                                FUND      INCOME FUND       FUND
------------------------------------------------------------------------------------------
ASSETS
Investment securities:

        At acquisition cost ...................    $    4,314    $   37,219     $    4,989
                                                   =======================================
        At amortized cost .....................    $    4,314    $   37,107     $    4,989
                                                   =======================================
        At market value (Note 2) ..............    $    4,157    $   36,232     $    4,992
Cash ..........................................             2            14              5
Interest and principal paydowns receivable ....            57           473             20
Receivable for securities sold ................            --            --            647
Receivable for capital shares sold ............             1           117              1
Receivable from affiliates (Note 4) ...........             5            --             13
Organization costs, net (Note 2) ..............             3            --             --
Other assets ..................................            10            14              1
                                                   ---------------------------------------
TOTAL ASSETS ..................................         4,235        36,850          5,679
                                                   ---------------------------------------
LIABILITIES
Dividends payable .............................             7            25              3
Payable for capital shares redeemed ...........             2            45             87
Payable to affiliates (Note 4) ................            --            20             --
Other accrued expenses and liabilities ........             7            10              6
                                                   ---------------------------------------
TOTAL LIABILITIES .............................            16           100             96
                                                   ---------------------------------------
NET ASSETS ....................................    $    4,219    $   36,750     $    5,583
                                                   =======================================
NET ASSETS CONSIST OF:
Paid-in capital ...............................    $    5,182    $   40,412     $    6,942
Accumulated net realized losses from
        security transactions .................          (806)       (2,787)        (1,362)
Net unrealized appreciation (depreciation)
        on investments ........................          (157)         (875)             3
                                                   ---------------------------------------

NET ASSETS ....................................    $    4,219    $   36,750     $    5,583
                                                   =======================================
PRICING OF CLASS A SHARES

Net assets attributable to Class A shares .....    $    4,217    $   36,750     $    5,583
                                                   =======================================
Shares of beneficial interest outstanding
        (unlimited number of shares authorized,
        no par value) (Note 5) ................           459         3,612            582
                                                   =======================================
Net asset value and redemption price per share
        (Note 2) ..............................    $     9.18    $    10.18     $     9.60
                                                   =======================================
Maximum offering price per share (Note 2) .....    $     9.64    $    10.69     $     9.80
                                                   =======================================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares         $        2
                                                  ==========
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
        no par value) (Note 5)                             1
                                                  ==========
Net asset value and redemption price per share
        (Note 2)                                  $     9.19
                                                  ==========
Maximum offering price per share (Note 2)         $     9.31
                                                  ==========
See accompanying notes to financial statements.

                                                     Countrywide Investments - 5

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
==========================================================================================
                                                    SHORT TERM    INSTITUTIONAL      MONEY
                                                    GOVERNMENT      GOVERNMENT      MARKET
(000'S)                                            INCOME FUND     INCOME FUND       FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ...............................    $    3,200    $    1,415     $      778
                                                   ---------------------------------------
EXPENSES
Investment advisory fees (Note 4) .............           277            49             66
Transfer agent fees (Note 4) ..................            89             9             23
Distribution expenses (Note 4) ................            74             3              9
Postage and supplies ..........................            33             6             16
Accounting services fees (Note 4) .............            18            13             12
Custodian fees ................................            23            11             10
Registration fees .............................            15             3              6
Professional fees .............................             7             5              7
Standard & Poor's rating expense ..............             3             3             --
Trustees' fees and expenses ...................             4             4              4
Reports to shareholders .......................             7             1              3
Amortization of organization costs (Note 2) ...            --            --              3
Other expenses ................................             8             4             --
                                                   ---------------------------------------
TOTAL EXPENSES ................................           558           111            159
Fees waived by the Adviser (Note 4) ...........            --           (12)           (74)
                                                   ---------------------------------------
NET EXPENSES ..................................           558            99             85
                                                   ---------------------------------------
NET INVESTMENT INCOME .........................         2,642         1,316            693
                                                   ---------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....    $    2,642    $    1,316     $      693
                                                   =======================================

See accompanying notes to financial statements.

6 - Countrywide Investments

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
==========================================================================================
                                                                                ADJUSTABLE
                                                                INTERMEDIATE     RATE U.S.
                                                  INTERMEDIATE      TERM        GOVERNMENT
                                                       BOND      GOVERNMENT     SECURITIES
(000'S)                                                FUND      INCOME FUND       FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ...............................    $      204    $    1,323     $      260
                                                   ---------------------------------------

EXPENSES
Investment advisory fees (Note 4) .............            15            97             21
Accounting services fees (Note 4) .............            12            12             15
Distribution expenses, Class A (Note 4) .......             2            14              2
Transfer agent fees, Class A (Note 4) .........             6            18              6
Professional fees .............................             6             8              6
Registration fees, Common .....................             4             8             13
Registration fees, Class A ....................             2            --             --
Postage and supplies ..........................             3            13              6
Trustees' fees and expenses ...................             4             4              4
Custodian fees ................................             6             9              7
Reports to shareholders .......................             2             3              2
Standard & Poor's rating expense ..............            --            --              2
Amortization of organization costs (Note 2) ...             3            --             --
Other expenses ................................             1             6             --
                                                   ---------------------------------------
TOTAL EXPENSES ................................            66           192             84
Fees waived and/or common expenses reimbursed
        by the Adviser (Note 4) ...............           (37)           --            (53)
Class A expenses reimbursed by the Adviser
        (Note 4) ..............................            (1)           --             --
                                                   ---------------------------------------

NET EXPENSES ..................................            28           192             31
                                                   ---------------------------------------

NET INVESTMENT INCOME .........................           176         1,131            229
                                                   ---------------------------------------

REALIZED AND UNREALIZED LOSSES
        ON INVESTMENTS
Net realized losses from security transactions           (376)         (433)           (49)
Net change in unrealized appreciation/
        depreciation on investments ...........           203          (201)           (10)
                                                   ---------------------------------------
NET REALIZED AND UNREALIZED LOSSES
        ON INVESTMENTS ........................          (173)         (634)           (59)
                                                   ---------------------------------------
NET INCREASE IN NET ASSETS
        FROM OPERATIONS .......................    $        3    $      497     $      170
                                                   =======================================

See accompanying notes to financial statements.

                                                     Countrywide Investments - 7

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                             SHORT TERM                 INSTITUTIONAL
                                             GOVERNMENT                  GOVERNMENT
                                             INCOME FUND                 INCOME FUND
------------------------------------------------------------------------------------------
                                      SIX MONTHS                  SIX MONTHS
                                         ENDED         YEAR          ENDED         YEAR
                                       MARCH 31,       ENDED       MARCH 31,      ENDED
                                         2000        SEPT. 30,       2000       SEPT. 30,
(000'S)                               (UNAUDITED)      1999       (UNAUDITED)      1999
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............    $    2,642    $    4,364    $    1,316    $    2,134
                                      ----------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income .......        (2,642)       (4,364)       (1,316)       (2,134)
                                      ----------------------------------------------------

FROM CAPITAL SHARE
        TRANSACTIONS (NOTE 5)
Proceeds from shares sold ........       395,808       354,333        58,429        83,427
Reinvested distributions .........         2,545         4,260         1,166         1,889
Payments for shares redeemed .....      (363,192)     (351,014)      (61,001)      (80,265)
                                      ----------------------------------------------------
NET INCREASE (DECREASE)
        IN NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS .......        35,161         7,579        (1,406)        5,051
                                      ----------------------------------------------------

TOTAL INCREASE (DECREASE)
        IN NET ASSETS ............        35,161         7,579        (1,406)        5,051

NET ASSETS
Beginning of period ..............       110,060       102,481        49,848        44,797
                                      ----------------------------------------------------
End of period ....................    $  145,221    $  110,060    $   48,442    $   49,848
                                      ====================================================

See accompanying notes to financial statements.

8 - Countrywide Investments

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                               MONEY                   INTERMEDIATE
                                               MARKET                      BOND
                                                FUND                       FUND
------------------------------------------------------------------------------------------
                                      SIX MONTHS                  SIX MONTHS
                                         ENDED         YEAR          ENDED         YEAR
                                       MARCH 31,       ENDED       MARCH 31,      ENDED
                                         2000        SEPT. 30,       2000       SEPT. 30,
(000'S)                               (UNAUDITED)      1999       (UNAUDITED)      1999
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............    $      693    $    1,272    $      176    $      928
Net realized losses from
        security transactions ....            --            (5)         (376)         (223)
Net change in unrealized
        appreciation/depreciation
        on investments ...........            --            --           203        (1,386)
                                      ----------------------------------------------------
NET INCREASE (DECREASE) IN
        NET ASSETS FROM OPERATIONS           693         1,267             3          (681)
                                      ----------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Class A         (693)       (1,272)         (176)         (932)
>From net realized gains, Class A .            --            --            --          (138)
                                      ----------------------------------------------------
DECREASE IN NET ASSETS FROM
        DISTRIBUTIONS TO SHAREHOLDERS       (693)       (1,272)         (176)       (1,070)
                                      ----------------------------------------------------

FROM CAPITAL SHARE
        TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ........        36,555        68,597           106         7,494
Reinvested distributions .........           663           781           125           711
Payments for shares redeemed .....       (31,868)      (64,667)       (7,528)      (18,485)
                                      ----------------------------------------------------
NET INCREASE (DECREASE) IN
        NET ASSETS FROM CLASS A SHARE
        TRANSACTIONS .............         5,350         4,711        (7,297)      (10,280)
                                      ----------------------------------------------------
CLASS C
Proceeds from shares sold ........            --            --             2            --
Reinvested distributions .........            --            --            --            --
Payments for shares redeemed .....            --            --            --            --
                                      ----------------------------------------------------
NET INCREASE IN NET ASSETS FROM
        CLASS C SHARE TRANSACTIONS            --            --             2            --
                                      ----------------------------------------------------

TOTAL INCREASE (DECREASE)
        IN NET ASSETS ............         5,350         4,706        (7,468)       (4,093)
                                      ----------------------------------------------------

NET ASSETS
Beginning of period ..............        23,198        18,492        11,687        23,718
                                      ----------------------------------------------------
End of period ....................    $   28,548    $   23,198    $    4,219    $   11,687
                                      ====================================================

See accompanying notes to financial statements.

                                                     Countrywide Investments - 9

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                          INTERMEDIATE TERM           ADJUSTABLE RATE
                                              GOVERNMENT              U.S. GOVERNMENT
                                             INCOME FUND              SECURITIES FUND
------------------------------------------------------------------------------------------
                                      SIX MONTHS                  SIX MONTHS
                                         ENDED         YEAR          ENDED         YEAR
                                       MARCH 31,       ENDED       MARCH 31,      ENDED
                                         2000        SEPT. 30,       2000       SEPT. 30,
(000'S)                               (UNAUDITED)      1999       (UNAUDITED)      1999
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............    $    1,131    $    2,585    $      229    $      510
Net realized gains (losses) from
        security transactions ....          (433)          390           (49)           (3)
Net change in unrealized
        appreciation/depreciation
        on investments ...........          (201)       (3,884)          (10)          (22)
                                      ----------------------------------------------------
NET INCREASE (DECREASE) IN
        NET ASSETS FROM OPERATIONS           497          (909)          170           485
                                      ----------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income .......        (1,131)       (2,585)         (229)         (510)
                                      ----------------------------------------------------
FROM CAPITAL SHARE
        TRANSACTIONS (NOTE 5)
Proceeds from shares sold ........         4,670        12,477         2,402         4,152
Reinvested distributions .........           986         2,271           208           467
Payments for shares redeemed .....       (13,332)      (17,362)       (5,628)       (6,550)
                                      ----------------------------------------------------
NET DECREASE IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS   (7,676)       (2,614)       (3,018)       (1,931)
                                      ----------------------------------------------------

TOTAL DECREASE IN NET ASSETS .....        (8,310)       (6,108)       (3,077)       (1,956)

NET ASSETS
Beginning of period ..............        45,060        51,168         8,660        10,616
                                      ----------------------------------------------------
End of period ....................    $   36,750    $   45,060    $    5,583    $    8,660
                                      ====================================================

See accompanying notes to financial statements.

10 - Countrywide Investments

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
===========================================================================================================================
                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        MARCH 31,                             YEARS ENDED SEPTEMBER 30,
                                          2000             ----------------------------------------------------------------
                                       (UNAUDITED)           1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                          ---------------------------------------------------------------------------------

Net investment income ................       0.022            0.040         0.046         0.044         0.044         0.046
                                          ---------------------------------------------------------------------------------

Dividends from net investment income .      (0.022)          (0.040)       (0.046)       (0.044)       (0.044)       (0.046)
                                          ---------------------------------------------------------------------------------

Net asset value at end of period .....    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                          =================================================================================

Total return .........................       4.53%(B)         4.02%         4.74%         4.53%         4.51%         4.69%
                                          =================================================================================

Net assets at end of period (000's) ..    $145,221         $110,060      $102,481      $ 96,797      $ 91,439      $ 87,141
                                          =================================================================================

Ratio of net expenses to
        average net assets(A) ........       0.95%(B)         0.95%         0.91%         0.97%         0.99%         0.99%

Ratio of net investment income to
        average net assets ...........       4.50%(B)         3.95%         4.63%         4.43%         4.42%         4.59%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.94% for the year ended September 30, 1998.
(B)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 11

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

============================================================================================================
                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                         MARCH 31,                     YEARS ENDED SEPTEMBER 30,
                                           2000        -----------------------------------------------------
                                        (UNAUDITED)      1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         ------------------------------------------------------------------
Net investment income ................      0.027         0.047      0.052      0.051      0.051      0.053
                                         ------------------------------------------------------------------
Dividends from net investment income .     (0.027)       (0.047)    (0.052)    (0.051)    (0.051)    (0.053)
                                         ------------------------------------------------------------------
Net asset value at end of period .....   $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         ==================================================================
Total return .........................       5.38%(B)      4.78%      5.30%      5.17%      5.18%      5.42%
                                         ==================================================================
Net assets at end of period (000's) ..   $ 48,442      $ 49,848   $ 44,797   $ 61,248   $ 39,382   $ 36,009
                                         ==================================================================
Ratio of net expenses to
        average net assets(A) ........       0.40%(B)      0.40%      0.40%      0.40%      0.40%      0.40%

Ratio of net investment income to
        average net assets ...........       5.33%(B)      4.68%      5.17%      5.07%      5.06%      5.30%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.45%(B) for the six months ended March 31, 2000, 0.47%, 0.45%, 0.45%, 0.49%, and 0.42% for the years ended September 30,
     1999, 1998, 1997, 1996 and 1995, respectively (Note 4).
(B)  Annualized.

See accompanying notes to financial statements.

12 - Countrywide Investments

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                              ONE
                                           ENDED         YEAR       YEAR       MONTH        YEAR      PERIOD
                                         MARCH 31,       ENDED      ENDED      ENDED        ENDED      ENDED
                                           2000        SEPT. 30,  SEPT. 30,  SEPT. 30,     AUG. 31,   AUG. 31,
                                        (UNAUDITED)      1999       1998      1997(A)        1997      1996(B)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.00      $   1.00   $   1.00   $   1.00      $   1.00   $   1.00
                                         ---------------------------------------------------------------------
Net investment income ................      0.026         0.046      0.050      0.004         0.050      0.046(C)
                                         ---------------------------------------------------------------------
Dividends from net investment income .     (0.026)       (0.046)    (0.050)    (0.004)       (0.050)    (0.046)
                                         ---------------------------------------------------------------------
Net asset value at end of period .....   $   1.00      $   1.00   $   1.00   $   1.00      $   1.00   $   1.00
                                         =====================================================================
Total return .........................       5.33%(E)      4.74%      5.07%      4.99%(E)      5.14%      4.70%
                                         =====================================================================
Net assets at end of period (000's) ..   $ 28,548      $ 23,198   $ 18,492   $ 73,821      $ 94,569   $ 76,363
                                         =====================================================================
Ratio of net expenses to
        average net assets(D) ........       0.65%(E)      0.65%      0.79%      0.80%(E)      0.65%      0.65%(E)

Ratio of net investment income to
        average net assets ...........       5.29%(E)      4.63%      4.95%      4.99%(E)      5.03%      4.94%(E)

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C)  Calculated using weighted average shares outstanding during the period.
(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.21%(E) for the six months ended March 31, 2000, 1.11%, 0.79% and 0.99%(E) for the periods ended September 30, 1999 and August 31, 1997 and 1996, respectively (Note 4).
(E)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 13

INTERMEDIATE BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS                                  ONE
                                             ENDED           YEAR        YEAR        MONTH         YEAR        PERIOD
                                           MARCH 31,         ENDED       ENDED       ENDED         ENDED        ENDED
                                             2000          SEPT. 30,   SEPT. 30,   SEPT. 30,      AUG. 31,     AUG. 31,
                                          (UNAUDITED)        1999        1998       1997(A)         1997       1996(B)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   9.45       $  10.50    $  10.09    $  10.00       $   9.75    $  10.00
                                            --------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income ...........       0.27           0.59        0.62        0.05           0.62        0.57)(C)
        Net realized and unrealized gains
           (losses) on investments ......      (0.27)         (0.97)       0.41        0.09           0.28       (0.25)(C)
                                            --------------------------------------------------------------------------
Total from investment operations ........         --          (0.38)       1.03        0.14           0.90        0.32
                                            --------------------------------------------------------------------------
Less distributions:
        Dividends from net investment
           income .......................      (0.27)         (0.59)      (0.62)      (0.05)         (0.62)      (0.57)
        Distributions from net realized
           gains ........................         --          (0.08)         --          --          (0.03)         --
                                            --------------------------------------------------------------------------
Total distributions .....................      (0.27)         (0.67)      (0.62)      (0.05)         (0.65)      (0.57)
                                            --------------------------------------------------------------------------
Net asset value at end of period ........   $   9.18       $   9.45    $  10.50    $  10.09       $  10.00    $   9.75
                                            ==========================================================================
Total return(D) .........................      (0.01%)(F)     (3.71%)     10.54%       1.41%          9.48%       3.23%
                                            ==========================================================================
Net assets at end of period (000's) .....   $  4,217       $ 11,687    $ 23,718    $ 15,671       $ 15,114    $ 13,357
                                            ==========================================================================
Ratio of net expenses to
        average net assets(E) ...........       0.96%(F)       0.95%       0.95%       0.95%(F)       0.85%       0.68%(F)

Ratio of net investment income to
        average net assets ..............       6.02%(F)       5.96%       6.08%       6.18%(F)       6.26%       6.31%(F)

Portfolio turnover rate .................         33%(F)         92%         63%          0%            41%         12%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.
(B) Represents the period from the commencement of operations (October 3, 1995) through August 31, 1996.
(C)  Calculated using weighted average shares outstanding during the period.
(D)  Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.27%(F) for the six months ended March 31, 2000, 1.27%, 0.98%, 1.38%(F), 1.53% and 2.04%(F) for the periods ended
     September  30,  1999,  1998  and  1997,  and  August  31,  1997  and  1996,
     respectively (Note 4).
(F)  Annualized.

See accompanying notes to financial statements.

14 - Countrywide Investments

INTERMEDIATE BOND FUND -- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                    MARCH 31,
                                                                    2000(A)
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..........................   $   9.19
                                                                    --------
Income from investment operations:
        Net investment income ...................................       0.02
        Net realized and unrealized gains on investments ........         --
                                                                    --------
Total from investment operations ................................       0.02
                                                                    --------
Less distributions:
        Dividends from net investment income ....................      (0.02)
                                                                    --------
Net asset value at end of period ................................   $   9.19
                                                                    ========
Total return(B) .................................................       0.16%
                                                                    ========
Net assets at end of period (000's) .............................   $      2
                                                                    ========
Ratio of net expenses to average net assets .....................       1.40%(C)

Ratio of net investment income to average net assets ............       5.42%(C)

Portfolio turnover rate .........................................         33%(C)

(A) Represents the period from the initial public offering (March 20, 2000) through March 31, 2000.
(B) Total return shown excludes the effect of applicable sales loads and is not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 15

INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           MARCH 31,                       YEARS ENDED SEPTEMBER 30,
                                             2000          ---------------------------------------------------------
                                          (UNAUDITED)        1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $  10.34       $  11.15    $  10.67    $  10.49    $  10.73    $  10.14
                                            -----------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income ...........       0.30           0.60        0.61        0.61        0.61        0.64
        Net realized and unrealized gains
          (losses) on investments .......      (0.16)         (0.81)       0.48        0.18       (0.24)       0.59
                                            -----------------------------------------------------------------------
Total from investment operations ........       0.14          (0.21)       1.09        0.79        0.37        1.23
                                            -----------------------------------------------------------------------
Dividends from net investment income ....      (0.30)         (0.60)      (0.61)      (0.61)      (0.61)      (0.64)
                                            -----------------------------------------------------------------------
Net asset value at end of period ........   $  10.18       $  10.34    $  11.15    $  10.67    $  10.49    $  10.73
                                            =======================================================================
Total return(A) .........................       2.73%(B)      (1.93%)     10.54%       7.74%       3.55%      12.52%
                                            =======================================================================
Net assets at end of period (000's) .....   $ 36,750       $ 45,060    $ 51,168    $ 53,033    $ 56,095    $ 56,969
                                            =======================================================================
Ratio of net expenses to
        average net assets ..............       0.99%(B)       0.99%       0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to
         average net assets .............       5.89%(B)       5.59%       5.64%       5.78%       5.75%       6.17%

Portfolio turnover rate .................         21%(B)         58%         29%         49%         70%         58%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Annualized.

See accompanying notes to financial statements.

16 - Countrywide Investments

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           MARCH 31,                       YEARS ENDED SEPTEMBER 30,
                                             2000          ---------------------------------------------------------
                                          (UNAUDITED)        1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   9.68       $   9.69    $   9.85    $   9.81    $   9.78    $   9.82
                                            -----------------------------------------------------------------------
Income from investment operations:
        Net investment income ...........       0.26           0.50        0.53        0.57        0.57        0.55
        Net realized and unrealized gains
           (losses) on investments ......      (0.08)         (0.01)      (0.16)       0.04        0.03       (0.04)
                                            -----------------------------------------------------------------------
Total from investment operations ........       0.18           0.49        0.37        0.61        0.60        0.51
                                            -----------------------------------------------------------------------
Dividends from net investment income ....      (0.26)         (0.50)      (0.53)      (0.57)      (0.57)      (0.55)
                                            -----------------------------------------------------------------------
Net asset value at end of period ........   $   9.60       $   9.68    $   9.69    $   9.85    $   9.81    $   9.78
                                            =======================================================================
Total return(A) .........................       3.81%(C)       5.22%       3.88%       6.34%       6.32%       5.33%
                                            =======================================================================
Net assets at end of period (000's) .....   $  5,583       $  8,660    $ 10,616    $ 23,202    $ 11,732    $ 20,752
                                            =======================================================================
Ratio of net expenses to
        average net assets(B) ...........       0.75%(C)       0.75%       0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to
        average net assets ..............       5.47%(C)       5.22%       5.47%       5.73%       5.91%       5.57%

Portfolio turnover rate .................        121%(C)         42%         45%         58%         44%        115%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.01%(C) for the six months ended March 31, 2000 and 1.80%, 1.37%, 1.47%, 1.46% and 1.21% for
     the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 17

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund (individually, a Fund and, collectively, the Funds) are each a series of Countrywide Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and backed by the "full faith and credit" of the United States.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality U.S. dollar-denominated money market instruments.

The Intermediate Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. The maturity composition of the Fund's portfolio of fixed-income securities is adjusted in response to market conditions and expectations.

The Intermediate Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in U.S. Government obligations having an effective maturity of twenty years or less with a dollar-weighted effective average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with lower volatility of principal, by investing primarily in adjustable rate mortgage securities or other securities collateralized by or representing an interest in mortgages which have interest rates that reset at periodic intervals. The Fund invests in mortgage-related securities only if they are issued or guaranteed by the United States Government, its agencies or instrumentalities.

Effective August 1, 1999, the Intermediate Bond Fund was authorized to offer two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets) and Class C shares (sold subject to a 1.25% front-end sales load, a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

18 - Countrywide Investments

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of the Intermediate Bond Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and the Adjustable Rate U.S. Government Securities Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Intermediate Bond Fund and shares of the Intermediate Term Government Income Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price).

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class C shares of the Intermediate Bond Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Intermediate Bond Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Money Market Fund and Intermediate Bond Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being

                                                    Countrywide Investments - 19
amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 1999, the Institutional Government Income Fund, Money Market Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund had capital loss carryforwards for federal income tax purposes of $22,343, $6,403, $2,354,472 and $1,309,556, respectively. In addition, the Money Market Fund, Intermediate Bond Fund and Adjustable Rate U.S. Government Securities Fund elected to defer until its subsequent tax year $4,941, $429,852 and $3,127, respectively, of capital losses incurred after October 31, 1998. These capital loss carryforwards and "post-October" losses may be utilized in current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2000:

--------------------------------------------------------------------------------
                                                                      ADJUSTABLE
                                                         INTERMEDIATE  RATE U.S.
                                             INTERMEDIATE    TERM     GOVERNMENT
                                                 BOND     GOVERNMENT  SECURITIES
(000's)                                          FUND     INCOME FUND    FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ..............  $     --     $     78     $      3
Gross unrealized depreciation ..............      (157)        (953)          --
                                              ----------------------------------
Net unrealized appreciation (depreciation) .  $   (157)    $   (875)    $      3
                                              ==================================
Federal income tax cost ....................  $  4,314     $ 37,107     $  4,989
                                              ==================================
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended March 31, 2000:

--------------------------------------------------------------------------------
                                                                      ADJUSTABLE
                                                         INTERMEDIATE  RATE U.S.
                                             INTERMEDIATE    TERM     GOVERNMENT
                                                 BOND     GOVERNMENT  SECURITIES
(000's)                                          FUND     INCOME FUND    FUND
--------------------------------------------------------------------------------
Purchases of investment securities .........  $    984     $  3,800     $    464
                                              ==================================
Proceeds from sales and maturities of
        investment securities ..............  $  7,663     $ 13,908     $  1,576
                                              ==================================
--------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Countrywide Financial Services, Inc., or its subsidiaries which include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's administrator, transfer agent and

20 - Countrywide Investments
accounting  services  agent.   Countrywide   Financial   Services,   Inc.  is  a
wholly-owned subsidiary of Fort Washington Investment Advisors, Inc., which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended March 31, 2000, the Adviser waived $12,227 of its advisory fees for the Institutional Government Income Fund; waived $65,576 of its advisory fees and reimbursed other operating expenses of $8,098 for the Money Market Fund; waived $14,778 of its advisory fees, reimbursed common expenses of $22,987 and reimbursed $1,003 of Class A expenses for the Intermediate Bond Fund; and waived its advisory fees of $20,999 and reimbursed other operating expenses of $31,563 for the Adjustable Rate U.S. Government Securities Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from each of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund, subject to a $1,000 minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net asset levels, of $3,000 from the Short Term Government Income Fund, $2,000 from each of the Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund and Intermediate Term Government Income Fund and $2,500 from the Adjustable Rate U.S. Government Securities Fund. In addition, each Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $167 and $1,142 from underwriting and broker commissions on the sale of shares of the Intermediate Bond Fund and Intermediate Term Government Income Fund, respectively, for the six months ended March 31, 2000.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution under which shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Plan is 0.35% of average daily net assets attributable to such shares, except for the Institutional Government Income Fund and Class C shares of the Intermediate Bond Fund for which the annual limitation is 0.10% and 1.00% of average daily net assets, respectively.

                                                    Countrywide Investments - 21

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

----------------------------------------------------------------------------------------
                                         INTERMEDIATE BOND FUND      INTERMEDIATE TERM
                                                                        GOVERNMENT
                                        CLASS A          CLASS C        INCOME FUND
----------------------------------------------------------------------------------------
                                 SIX MONTHS               PERIOD    SIX MONTHS
                                    ENDED      YEAR        ENDED       ENDED     YEAR
                                  MARCH 31,    ENDED     MARCH 31,   MARCH 31,   ENDED
                                    2000     SEPT. 30,    2000(A)      2000    SEPT. 30,
(000's)                         (UNAUDITED)    1999     (UNAUDITED) (UNAUDITED)   1999
----------------------------------------------------------------------------------------
Shares sold .....................     11         750           1        459       1,170
Shares reinvested ...............     13          72          --         97         213
Shares redeemed .................   (801)     (1,844)         --     (1,301)     (1,614)
                                   ----------------------------------------------------
Net increase (decrease) in shares
        outstanding .............   (777)     (1,022)          1       (745)       (231)
Shares outstanding, beginning
        of period ...............  1,236       2,258          --      4,357       4,588
                                   ----------------------------------------------------
Shares outstanding, end of period    459       1,236           1      3,612       4,357
                                   ====================================================
----------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering (March 20, 2000) through March 31, 2000.

--------------------------------------------------------------------------------
                                                             ADJUSTABLE RATE
                                                             U.S. GOVERNMENT
                                                             SECURITIES FUND
--------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED       YEAR
                                                           MARCH 31,     ENDED
                                                             2000      SEPT. 30,
(000's)                                                   (UNAUDITED)     1999
--------------------------------------------------------------------------------
Shares sold .............................................      249         429
Shares reinvested .......................................       22          48
Shares redeemed .........................................     (584)       (677)
                                                             -----------------
Net decrease in shares outstanding ......................     (313)       (200)
Shares outstanding, beginning of period .................      895       1,095
                                                             -----------------
Shares outstanding, end of period .......................      582         895
                                                             =================
--------------------------------------------------------------------------------
Share transactions for the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

22 - Countrywide Investments

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000 (UNAUDITED)
================================================================================
     PAR                                                                 MARKET
    VALUE                                                                VALUE
   (000's)    U.S. TREASURY OBLIGATIONS-- 21.4%                         (000's)
--------------------------------------------------------------------------------
$    5,000    U.S. Treasury Notes, 6.375%, 5/15/00 .............      $    5,006
     3,000    U.S. Treasury Notes, 5.50%, 5/31/00 ..............           2,999
     4,000    U.S. Treasury Notes, 5.875%, 6/30/00 .............           4,005
     4,000    U.S. Treasury Notes, 6.125%, 7/31/00 .............           4,008
     5,000    U.S. Treasury Notes, 6.00%, 8/15/00 ..............           5,005
     4,000    U.S. Treasury Notes, 6.25%, 8/31/00 ..............           4,008
     4,000    U.S. Treasury Notes, 5.75%, 11/15/00 .............           3,988
     2,000    U.S. Treasury Notes, 7.750%, 2/15/01 .............           2,024
----------                                                            ----------
$   31,000    TOTAL U.S. TREASURY OBLIGATIONS
==========       (Amortized Cost $31,043) ......................      $   31,043
                                                                      ----------

--------------------------------------------------------------------------------
     FACE                                                                MARKET
    AMOUNT                                                               VALUE
   (000's)    REPURCHASE AGREEMENTS (NOTE A)--  78.2%                   (000's)
--------------------------------------------------------------------------------
$   23,000    Morgan Stanley Dean Witter, Inc., 6.13%, dated
                 3/31/00, due 4/3/00, repurchase proceeds $23,012     $   23,000
    11,000    Morgan Stanley Dean Witter, Inc., 6.09%, dated
                 3/27/00, due 4/3/00, repurchase proceeds $11,013         11,000
    31,000    Prudential Securities, Inc., 6.08%, dated 3/31/00,
                 due 4/3/00, repurchase proceeds $31,016 .......          31,000
    23,000    Nesbitt Burns Securities, Inc., 6.08%, dated
                 3/31/00, due 4/3/00, repurchase proceeds $20,012         23,000
    17,000    BancOne, Inc., 6.07%, dated 3/31/00, due 4/3/00,
                  repurchase proceeds $17,009 ..................          17,000
     8,602    Nesbitt Burns Securities, Inc., 6.05%, dated
----------       3/31/00, due 4/3/00, repurchase proceeds $8,606           8,602
                                                                      ----------
$  113,602    TOTAL REPURCHASE AGREEMENTS
==========       (Cost $113,602)                                      $  113,602
                                                                      ----------
              TOTAL INVESTMENT SECURITIES AND REPURCHASE
                 AGREEMENTS-- 99.6% ............................      $  144,645

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% .....             576
                                                                      ----------
              NET ASSETS-- 100.0% ..............................      $  145,221
                                                                      ==========

See accompanying notes to portfolios of investments and notes to financial statements.

                                                    Countrywide Investments - 23

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000 (UNAUDITED)
================================================================================
     PAR                                                                 MARKET
    VALUE                                                                VALUE
   (000's)    INVESTMENT SECURITIES-- 55.1%                             (000's)
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES-- 50.0%
$      165    FHLB, 5.00%, 4/5/00 ..............................      $      165
       250    FNMA Medium Term Notes, 6.56%, 4/10/00 ...........             250
       150    FNMA, 9.05%, 4/10/00 .............................             150
     1,000    FHLB Floating Rate Notes, 6.375%, 4/14/00 (Note B)           1,000
       235    FHLB, 5.00%, 4/14/00 .............................             235
       200    FNMA Medium Term Notes, 5.52%, 4/17/00 ...........             200
       285    FFCB, 4.75%, 4/20/00 .............................             285
       480    FHLB, 4.97%, 4/20/00 .............................             480
       370    FHLB, 7.01%, 4/20/00 .............................             370
     1,300    FNMA Medium Term Notes, 5.58%, 4/24/00 ...........           1,300
       200    FHLB, 6.84%, 4/25/00 .............................             200
       500    FHLB, 5.01%, 4/28/00 .............................             500
       171    FFCB, 6.88%, 5/1/00 ..............................             171
       500    FHLB, 5.93%, 5/12/00 .............................             500
       265    FHLMC, 6.395%, 5/16/00 ...........................             265
       150    FNMA Medium Term Notes, 6.41%, 5/16/00 ...........             150
       200    FHLB, 5.125%, 5/19/00 ............................             200
       400    FNMA Medium Term Notes, 5.72%, 5/22/00 ...........             400
       500    FNMA Medium Term Notes, 6.41%, 5/22/00 ...........             500
       400    FHLB, 5.26%, 5/26/00 .............................             399
       390    FHLB, 5.625%, 6/2/00 .............................             390
       494    FNMA Medium Term Notes, 6.20%, 6/6/00 ............             494
       215    FHLB, 5.415%, 6/14/00 ............................             215
       200    FNMA Medium Term Notes, 6.25%, 6/16/00 ...........             200
       125    FHLB, 6.28%, 6/20/00 .............................             125
       500    FFCB, 6.67%, 6/26/00 .............................             501
     1,000    SLMA Floating Rate Notes, 6.547%, 6/30/00 (Note B)           1,000
       300    FNMA Medium Term Notes, 5.75%, 7/7/00 ............             300
       800    FHLB, 5.89%, 7/24/00 .............................             800
       950    FNMA Medium Term Notes, 5.56%, 7/24/00 ...........             948
       160    FNMA Medium Term Notes, 5.50%, 7/26/00 ...........             160
       700    SLMA Floating Rate Notes, 6.385%, 7/27/00 (Note B)             700
       600    FHLB, 5.71%, 8/9/00 ..............................             599
     1,000    SLMA Floating Rate Notes, 6.585%, 8/10/00 (Note B)           1,000
       400    FNMA Medium Term Notes, 6.33%, 8/11/00 ...........             400
       870    FNMA Medium Term Notes, 6.36%, 8/16/00 ...........             870
       125    FHLB, 5.465%, 8/18/00 ............................             125
       200    FHLB, 5.56%, 8/24/00 .............................             199
       150    FHLB, 6.455%, 9/5/00 .............................             150
       150    FNMA, 9.20%, 9/11/00 .............................             152
       275    FNMA Medium Term Notes, 5.97%, 10/2/00 ...........             274
       350    FNMA Medium Term Notes, 6.29%, 10/4/00 ...........             350
       200    FHLB, 5.835%, 10/16/00 ...........................             199
       110    FNMA Medium Term Notes, 6.05%, 10/20/00 ..........             110
       600    Tennessee Valley Authority, 6.00%, 11/1/00 .......             599
       500    FNMA Medium Term Notes, 5.90%, 11/20/00 ..........             498
     1,000    FHLMC, 5.99%, 12/6/00 ............................             996

24 - Countrywide Investments

================================================================================
     PAR                                                                 MARKET
    VALUE                                                                VALUE
   (000's)    INVESTMENT SECURITIES-- 55.1%                             (000's)
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES-- 50.0% (CONTINUED)
$    1,500    FNMA, 8.25%, 12/18/00 ............................      $    1,519
       660    SLMA, 4.80%, 12/18/00 ............................             653
     1,000    FNMA Medium Term Notes, 5.42%, 1/23/01 ...........             992
     1,000    FNMA Medium Term Notes, 5.60%, 2/2/01 ............             994
----------                                                            ----------
$   24,245    TOTAL U.S. GOVERNMENT AGENCY ISSUES
----------       (Amortized Cost $24,232)                             $   24,232
                                                                      ----------

              VARIABLE RATE DEMAND NOTE (NOTE C)-- 5.1%
$    2,500    Illinois Student Loan Assistance Commission,
----------       Student Loan Rev., Ser. C, 6.10%, 12/1/22,
                 Guarantor SLMA
                 (Amortized Cost $2,500) .......................      $    2,500
                                                                      ----------

$   26,745    TOTAL INVESTMENT SECURITIES
==========       (Amortized Cost $26,732) ......................      $   26,732
                                                                      ----------

--------------------------------------------------------------------------------
     FACE                                                                MARKET
    VALUE                                                                VALUE
   (000's)                                                              (000's)
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (NOTE A)-- 44.0%
$    5,000    Morgan Stanley Dean Witter, Inc. 6.11%, dated
                 3/27/00, due 4/3/00, repurchase proceeds $5,006      $    5,000
     6,000    Morgan Stanley Dean Witter, Inc., 6.13%, dated
                 3/31/00, due 4/3/00, repurchase proceeds $6,003           6,000
     5,293    Nesbitt Burns Securities, Inc., 6.05%, dated
                 3/31/00, due 4/3/00, repurchase proceeds $5,296           5,293
     5,000    Prudential Securities, Inc., 6.08%, dated 3/31/00,
----------       due 4/3/00, repurchase proceeds $5,003 ........           5,000
                                                                      ----------
$   21,293    TOTAL REPURCHASE AGREEMENTS
==========       (Cost $21,293) ................................      $   21,293
                                                                      ----------

              TOTAL INVESTMENT SECURITIES AND REPURCHASE
                 AGREEMENTS-- 99.1% ............................      $   48,025

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% .....             417
                                                                      ----------

              NET ASSETS-- 100.0% ..............................      $   48,442
                                                                      ==========

See accompanying notes to portfolios of investments and notes to financial statements.

                                                    Countrywide Investments - 25

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000 (UNAUDITED)
================================================================================
     PAR                                                                 MARKET
    VALUE                                                                VALUE
   (000's)    INVESTMENT SECURITIES-- 99.3%                             (000's)
--------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES (NOTE C)-- 66.2%
$      500    Brownsburg, IN, EDR (Zanetis Ent.), 6.40%, 6/1/03       $      500
       855    HDR Power Systems, Inc., 6.40%, 6/1/03 ...........             855
     1,120    Tell-Schipper Properties, 6.40%, 10/1/03 .........           1,120
     1,380    Nassau Co., NY, IDA Rev., 6.15%, 5/17/05 .........           1,380
       601    Illinois Development Finance Auth. IDR
                 (Landcomp Corp.), 6.20%, 7/1/05 ...............             601
       610    Monroe Co., NY, IDA Rev., Ser. B, 6.28%, 6/1/08 ..             610
       765    Diamond Development Group, Inc., Ser. 1996,
                 6.40%, 9/1/08 .................................             765
     1,165    North Greenbush, NY, IDA Rev. (Virogenetics Corp.),
                 6.40%, 11/1/08 ................................           1,165
       780    Vista Funding Corp., 6.20%, 9/1/11 ...............             780
     1,000    Columbia Ridge Orchards LLC, Ser. 1998,
                 6.10%, 6/1/13 .................................           1,000
       850    St. Louis Park, MN, Ser. B, 6.20%, 2/1/18 ........             850
       700    Washington St. HFA Rev., Ser. B, 6.20%, 11/1/21 ..             700
     1,600    Westwood Baptist Church, OH, 6.25%, 5/1/24 .......           1,600
     1,200    Waukesha, WI, Health Systems Rev., 6.15%, 8/15/26            1,200
       420    Ontario, CA, Rev. (Mission Oaks), 6.31%, 10/1/26 .             420
     1,500    ABAG Fin. Auth. for Nonprofit Corp., CA, COP,
                 Ser. D, 6.25%, 10/1/27 ........................           1,500
     1,300    Illinois HFA Rev., Ser. 1998B (Elmhurst Memorial),
                 6.30%, 1/1/28 .................................           1,300
     1,190    Washington St. HFA Rev. (Summer Ridge), Ser. B,
                 6.15%, 12/1/29 ................................           1,190
       380    Bexar Co., TX, HFA Rev. (Mitchell Village),
                 Ser. A-2, 6.20%, 2/15/30 ......................             380
       975    Corp. Grove Mgmt. LLC, Ser. 1998, 6.20%, 12/1/48 .             975
----------                                                            ----------
$   18,891    TOTAL VARIABLE RATE DEMAND NOTES
----------       (Amortized Cost $18,891) ......................      $   18,891
                                                                      ----------

              FIXED RATE REVENUE BONDS-- 4.8%
$      315    New Britain, CT, GO, 5.32%, 5/1/00 ...............      $      315
       200    Jefferson Co., AL, Sewer Rev., 6.46%, 2/1/01 .....             200
       525    New Jersey Sports and Exposition Auth.,
                 Ser. B, 7.00%, 3/1/01 .........................             525
       330    Hamilton, OH, Garage Improvement Rev.,
----------       Ser. 2000, 7.22%, 3/21/01 .....................             331
                                                                      ----------
$    1,370    TOTAL FIXED RATE REVENUE BONDS
----------       (Amortized Cost $1,371) .......................      $    1,371
                                                                      ----------

              CORPORATE NOTES-- 24.7%
$      100    Florida Power & Light, 5.375%, 4/1/00 ............      $      100
       245    GMAC, 6.625%, 4/24/00 ............................             245
       515    Gannett Co., 5.85%, 5/1/00 .......................             515
       210    Security Pacific Corp., 6.00%, 5/1/00 ............             210
       300    Bankers Trust Corp., 5.85%, 5/11/00 ..............             300
       330    American General Finance Corp., 6.78%, 5/15/00 ...             330
       150    Duke Energy Corp., 7.00%, 6/1/00 .................             150
       600    International Lease Finance Corp., 6.625%, 6/1/00              600
       315    Mellon Financial Co., 6.30%, 6/1/00 ..............             315
       175    Pacific Gas & Electric, 6.625%, 6/1/00 ...........             175
       150    Wal-Mart Stores, Inc., 5.85%, 6/1/00 .............             150
       100    GMAC, 7.50%, 6/9/00 ..............................             100
       500    American General Finance Corp., 6.375%, 6/15/00 ..             500
       262    Citigroup, Inc., 6.125%, 6/15/00 .................             262
       100    Household Finance Corp., 6.00%, 6/15/00 ..........             100

26 - Countrywide Investments

================================================================================
     PAR                                                                 MARKET
    VALUE                                                                VALUE
   (000's)    INVESTMENT SECURITIES-- 99.3% (CONTINUED)                 (000's)
--------------------------------------------------------------------------------
$      350    Beneficial Corp., 6.45%, 6/19/00 .................      $      350
       100    Merrill Lynch & Co., 6.47%, 6/27/00 ..............             100
       150    Bear Stearns & Co., Inc., 6.50%, 7/5/00 ..........             150
       500    Bear Stearns & Co., Inc., 6.75%, 8/15/00 .........             501
       285    Chrysler Financial Co. LLC, 6.625%, 8/15/00 ......             285
       185    Ford Motor Credit Co., 6.85%, 8/15/00 ............             185
       255    Morgan Stanley, Dean Witter, Discover & Co.,
                 6.75%, 8/15/00 ................................             255
       300    GMAC, 6.10%, 9/15/00 .............................             299
       300    Penske Truck Leasing Co., 6.57%, 9/19/00 .........             300
       190    Ford Motor Credit Co., 6.375%, 10/6/00 ...........             190
       100    Merrill Lynch & Co., 6.375%, 10/17/00 ............             100
       124    Norwest Corp., 5.625%, 2/5/01 ....................             123
       150    First Interstate, 10.875%, 4/15/01 ...............             155
----------                                                            ----------
$    7,041    TOTAL CORPORATE NOTES
----------       (Amortized Cost $7,045) .......................      $    7,045
                                                                      ----------

              COMMERCIAL PAPER-- 3.6%
$    1,038    GMFC, 4/3/00,
----------       (Amortized Cost $1,038) .......................      $    1,038
                                                                      ----------

$   28,340    TOTAL INVESTMENT SECURITIES-- 99.3%
==========       (Amortized Cost $28,345) ......................      $   28,345

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.7% .....             202
                                                                      ----------

              NET ASSETS-- 100.0% ..............................      $   28,547
                                                                      ==========

See accompanying notes to portfolios of investments and notes to financial statements.

                                                    Countrywide Investments - 27

INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000 (UNAUDITED)
================================================================================
     PAR                                                                 MARKET
    VALUE                                                                VALUE
   (000's)    INVESTMENT SECURITIES-- 98.5%                             (000's)
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES--  23.3%
$    1,000    FHLMC, 6.25%, 10/15/02
----------       (Amortized Cost $984) .........................      $      984
                                                                      ----------

              U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--  41.9%
$      905    FNMA #313386, 7.00%, 3/1/12 ......................      $      889
       965    FHLMC #C21763, 6.00%, 2/1/29 .....................             880
----------                                                            ----------
$    1,870    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
----------       (Amortized Cost $1,850) .......................      $    1,769
                                                                      ----------

              CORPORATE BONDS--  30.9%
$      380    Bankers Trust Corp., 7.25%, 1/15/03 ..............      $      377
       500    AT&T Corp., 5.625%, 3/15/04 ......................             472
        66    Kaiser Permanente, 9.55%, 7/15/05 ................              71
        50    Berkley (W.R.) Corp., 9.875%, 5/15/08 ............              55
        10    Union Camp Corp., 8.625%, 4/15/16 ................              10
        35    Kraft, Inc., 8.50%, 2/15/17 ......................              36
       150    Deere & Co., 8.95%, 6/15/19 ......................             157
       120    Jersey Central Power & Light Co., 9.20%, 7/1/21 ..             124
----------                                                            ----------
$    1,311    TOTAL CORPORATE BONDS
----------       (Amortized Cost $1,378) .......................      $    1,302
                                                                      ----------

              COMMERCIAL PAPER--  2.4%
$      102    Cooperative Assoc. Trac, 6.30%, 4/3/00
----------       (Amortized Cost $102) .........................      $      102
                                                                      ----------

$    4,283    TOTAL INVESTMENT SECURITIES-- 98.5%
==========       (Amortized Cost $4,314) .......................      $    4,157

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.5% .....              62
                                                                      ----------
              NET ASSETS-- 100.0% ..............................      $    4,219
                                                                      ==========

See accompanying notes to portfolios of investments and notes to financial statements.

28 - Countrywide Investments

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000 (UNAUDITED)
================================================================================
     PAR                                                                 MARKET
    VALUE                                                                VALUE
   (000's)    INVESTMENT SECURITIES-- 98.6%                             (000's)
--------------------------------------------------------------------------------
              U.S. TREASURY OBLIGATIONS-- 16.7%
$    1,000    U.S. Treasury Notes, 7.75%, 2/15/01 ..............      $    1,011
     2,000    U.S. Treasury Notes, 7.50%, 11/15/01 .............           2,030
     2,000    U.S. Treasury Notes, 5.875%, 11/15/04 ............           1,964
     1,000    U.S. Treasury Bonds, 7.50%, 11/15/16 .............           1,132
----------                                                            ----------
$    6,000    TOTAL U.S. TREASURY OBLIGATIONS
----------       (Amortized Cost $6,113) .......................      $    6,137
                                                                      ----------

              U.S. GOVERNMENT AGENCY ISSUES-- 54.5%
$    2,565    FHLB Discount Note, 04/3/00 ......................      $    2,565
     1,000    SLMA Medium Term Notes, 7.50%, 7/2/01 ............           1,006
     2,000    FHLB Notes, 7.31%, 7/6/01 ........................           2,009
     2,000    FHLB Medium Term Notes, 8.43%, 8/1/01 ............           2,036
     2,000    FNMA Notes, 7.55%, 4/22/02 .......................           2,021
     1,400    FNMA Notes, 6.26%, 1/24/06 .......................           1,339
     2,500    FNMA Notes, 6.21%, 1/26/06 .......................           2,386
     2,000    FNMA Notes, 6.06%, 2/3/06 ........................           1,898
     1,000    FHLMC Notes, 6.345%, 2/15/06 .....................             959
     1,000    FNMA Notes, 6.50%, 4/29/09 .......................             934
     1,000    FNMA Notes, 6.375%, 6/15/09 ......................             945
     2,000    FNMA Notes, 6.96%, 9/5/12 ........................           1,932
----------                                                            ----------
$   20,465    TOTAL U.S. GOVERNMENT AGENCY ISSUES
----------       (Amortized Cost $20,377) ......................      $   20,030
                                                                      ----------

              U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES-- 27.4%
$    2,673    FNMA #381464, 6.11%, 4/1/09 ......................      $    2,475
     1,449    GNMA #1995-6 Class B, 7.15%, 07/20/21 ............           1,446
     1,788    GNMA #455136, 7.00%, 6/15/28 .....................           1,732
     1,862    FHLMC #C19286, 6.00%, 12/1/28 ....................           1,699
     2,873    GNMA #482725, 6.50%, 3/15/29 .....................           2,713
----------                                                            ----------
$   10,645    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
----------       (Amortized Cost $10,617) ......................      $   10,065
                                                                      ----------

$   37,110    TOTAL INVESTMENT SECURITIES-- 98.6%
==========       (Amortized Cost $37,107) ......................      $   36,232

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.4% .....             518
                                                                      ----------

              NET ASSETS-- 100.0% ..............................      $   36,750
                                                                      ==========

See accompanying notes to portfolios of investments and notes to financial statements.

Countrywide Investments - 29

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000 (UNAUDITED)
================================================================================
     PAR                                                                 MARKET
    VALUE                                                                VALUE
   (000's)    INVESTMENT SECURITIES-- 89.5%                             (000's)
--------------------------------------------------------------------------------
              ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED SECURITIES (NOTE D)-- 5.1%
$      280    GNMA #8913, 6.75%, 7/20/26
----------       (Amortized Cost $281) .........................      $      282
                                                                      ----------

              U.S. GOVERNMENT AGENCY ISSUES-- 84.4%
$    4,710    FHLMC Discount Notes, 4/3/00
----------       (Amortized Cost $4,708) .......................      $    4,710
                                                                      ----------

$    4,990    TOTAL INVESTMENT SECURITIES-- 89.5%
==========       (Amortized Cost $4,989) .......................      $    4,992

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.5% ...             591
                                                                      ----------

              NET ASSETS-- 100.0% ..............................      $    5,583
                                                                      ==========

See accompanying notes to portfolios of investments and notes to financial statements.

30 - Countrywide Investments

NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2000 (UNAUDITED)
================================================================================

A.   REPURCHASE AGREEMENTS
Repurchase agreements are fully collateralized by U.S. Government obligations.

B.   FLOATING RATE NOTES
A floating rate note is a security whose terms provide for the periodic readjustment of its interest rate whenever a specified interest rate index changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

C.   VARIABLE RATE DEMAND NOTES
A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

D. ADJUSTABLE RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES Adjustable rate U.S. Government agency mortgage-backed securities are mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Such adjustable rate mortgage securities have interest rates that reset at periodic intervals based on a specified interest rate index. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity date.

PORTFOLIO ABBREVIATIONS:
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
SLMA - Student Loan Marketing Association

                                                    Countrywide Investments - 31

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
APRIL 19, 2000
================================================================================

On April 19, 2000, a Special Meeting of Shareholders of Countrywide Investment Trust (the Trust) was held (1) to approve or disapprove new investment advisory agreements with Touchstone Advisors, Inc. to become effective May 1, 2000, (2) to approve or disapprove new sub-advisory agreements with Fort Washington Investment Advisors, Inc. to become effective May 1, 2000. (3) to ratify or reject the selection of Ernst & Young LLP as the Trust's independent public accountants for the fiscal year ending September 30, 2000. The total number of shares of the Trust present by proxy represented 63.1% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

The results of the voting for or against the approval of the new investment advisory agreements by each Fund was as follows:

--------------------------------------------------------------------------------
                                                    NUMBER OF SHARES
                                      ------------------------------------------
                                           FOR           AGAINST        ABSTAIN
--------------------------------------------------------------------------------
Short Term Government Income Fund      70,438,194        403,577        700,003
Institutional Government Income Fund   42,710,010         78,486         68,137
Money Market Fund                      14,043,813        417,858        610,055
Intermediate Bond Fund                    297,392          5,661          4,547
Intermediate Term
    Government Income Fund              1,815,607         21,358         26,110
--------------------------------------------------------------------------------

The results of the voting for or against the approval of the new sub-advisory agreements by each Fund was as follows:

--------------------------------------------------------------------------------
                                                    NUMBER OF SHARES
                                      ------------------------------------------
                                           FOR           AGAINST        ABSTAIN
--------------------------------------------------------------------------------
Short Term Government Income Fund      70,405,549        417,457        718,768
Institutional Government Income Fund   42,711,423         78,486         66,724
Money Market Fund                      13,683,842        771,183        616,701
Intermediate Bond Fund                    297,392          5,661          4,547
Intermediate Term
   Government Income Fund               1,808,876         22,032         32,167
--------------------------------------------------------------------------------

The results of the voting for or against the ratification of Ernst Young LLP as independent public accountants by each Fund was as follows:

--------------------------------------------------------------------------------
                                                    NUMBER OF SHARES
                                      ------------------------------------------
                                           FOR           AGAINST        ABSTAIN
--------------------------------------------------------------------------------
Short Term Government Income Fund      70,853,399        178,093        510,281
Institutional Government Income Fund   42,783,369          6,494         66,770
Money Market Fund                      14,338,307        112,942        620,476
Intermediate Bond Fund                    300,403          2,246          4,951
Intermediate Term
   Government Income Fund               1,822,369         18,936         21,771
--------------------------------------------------------------------------------

32 - Countrywide Investments

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                                                    Countrywide Investments - 33

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34 - Countrywide Investments

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                                                    Countrywide Investments - 35

COUNTRYWIDE INVESTMENT TRUST
---------------------------------------
   312 Walnut St., 21st Floor
   Cincinnati, Ohio 45202-4094
   www.countrywideinvestments.com
   Nationwide: (Toll Free) 800-543-8721
   Cincinnati: 629-2000

SHAREHOLDER SERVICES
---------------------------------------
   Nationwide: (Toll Free) 800-543-0407
   Cincinnati: 629-2050

BOARD OF TRUSTEES
---------------------------------------
   William O. Coleman
   Phillip R. Cox
   H. Jerome Lerner
   Robert H. Leshner
   Jill T. McGruder
   Oscar P. Robertson
   Nelson Schwab, Jr.
   Robert E. Stautberg
   Joseph S. Stern, Jr.

INVESTMENT ADVISER/MANAGER
---------------------------------------
   Countrywide Investments, Inc.
   312 Walnut St., 21st Floor
   Cincinnati, Ohio 45202-4094

TRANSFER AGENT
---------------------------------------
   Countrywide Fund Services, Inc.
   P.O. Box 5354
   Cincinnati, Ohio 45201-5354

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Investment Trust.

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